                                                 ------------------------------
                        UNITED STATES                     OMB APPROVAL
              SECURITIES AND EXCHANGE COMMISSION ------------------------------
                   Washington, D.C. 20549        OMB Number: 3235-0006
                                                 Expires: February 28, 1997
                          FORM 13F
                                                 Estimated average burden
                                                 Hours per response . . . 24.60
                                                 ------------------------------
                                                 ------------------------------
                                                          SEC USE ONLY
                                                 ------------------------------

                                                 ------------------------------

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2006

 ------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
 ------------------------------------------------------------------------------

If amended report check here: [_]

   Brian C. Broderick
Name of Institutional Investment Manager

 Hemenway & Barnes   60 State Street    Boston,            MA          02109
Business Address        (Street)         (City)         (State)        (Zip)

   (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.



----------------------------------  ATTENTION ---------------------------------

 Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

-------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2006.

                                      Brian C. Broderick
                                      (Name of Institutional Investment Manager)

                                      /s/ Brian C. Broderick
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.: Name:                    13F File No.:
-----                       ------------- ------------------------ -------------

1. John M. Cornish            28-5362     6. Michael J. Puzo (25)*   28-06165
2. Michael B. Elefante        28-06281    7. Kurt F. Somerville      28-10379
3. Roy A. Hammer              28-5798     8. ____________________    _________
4. Stephen W. Kidder (35)*    28-11134    9. ____________________    _________
5. Lawrence T. Perera         28-06167    10. ___________________    _________

* Refers to manager number on attached detail in Item 7.

AS OF: September 30, 2006       FORM 13F                    SEC FILE # BRAIN C BRODERICK/28-11136

ITEM 1:             ITEM 2:     ITEM 3:   ITEM 4:  ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------          -------------- --------- ------- --------- ----------- -------- ----------------
                                                                                 VOTING AUTHORITY
                                                            INVESTMENT           ----------------
                                           FAIR   SHARES OR DISCRETION           (A)   (B)   (C)
                    TITLE OF     CUSIP    MARKET  PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER       CLASS       NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------   -------------- --------- ------- --------- --- --- --- -------- ---- ------ ----
A F L A C INC    COMMON STOCK   001055102  739024    16150          XX                  7850
                                                                    XX     25           5200
                                                                    XX     35           3100

ABBOTT LABS      COMMON STOCK   002824100 1606899    33091          XX                  5141
                                                                    XX     25          19000
                                                                    XX     35           8950

AMAZON NOTE      CONV CORPORATE 023135AF3 1908506  1965000          XX                830000
CONV SUB DEB     BONDS                                              XX     25         500000
                                                                    XX     35         635000

AMGEN INC        COMMON STOCK   031162100 1542187    21560          XX                 11610
                                                                    XX     25           1700
                                                                    XX     35           8250

ANALOG DEVICES,  COMMON STOCK   032654105  842641    28671          XX                 12296
INC.                                                                XX     25           7000
                                                                    XX     35           9375

ANALOGIC CORP    COMMON STOCK   032657207  469321     9145          XX                  3725
                                                                    XX     25           2600
                                                                    XX     35           2820

ANHEUSER BUSCH   COMMON STOCK   035229103  392528     8262          XX                  8262
CO INC

APTARGROUP INC   COMMON STOCK   038336103 1267166    24905          XX                  9985

AS OF: September 30, 2006     FORM 13F                    SEC FILE # BRIAN C BRODERICK/28-11136

ITEM 1:            ITEM 2:    ITEM 3:   ITEM 4:  ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------          ------------ --------- ------- --------- ----------- -------- ----------------
                                                                               VOTING AUTHORITY
                                                          INVESTMENT           ----------------
                                         FAIR   SHARES OR DISCRETION           (A)   (B)   (C)
                   TITLE OF    CUSIP    MARKET  PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER      CLASS      NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------   ------------ --------- ------- --------- --- --- --- -------- ---- ------ ----
                                                                  XX     25           6800
                                                                  XX     35           8120

AUTOMATIC DATA   COMMON STOCK 053015103  477897    10095          XX                  6095
PROCESSING                                                        XX     25            800
                                                                  XX     35           3200

AVERY DENNISON   COMMON STOCK 053611109  697069    11585          XX                  4335
CORP                                                              XX     25           5250
                                                                  XX     35           2000

B P PLC ADR      COMMON STOCK 055622104 2276216    34709          XX                 15870
                                                                  XX     25           9050
                                                                  XX     35           9789

BEA SYSTEMS INC  CORPORATE    073325AD4 1716375  1725000          XX                705000
                 & FOREIGN                                        XX     25         500000
                 BONDS                                            XX     35         520000

BERKSHIRE        CL B         084670207  625278      197          XX     25            182
HATHAWAY INC                                                      XX     35             15

AS OF: September 30, 2006     FORM 13F                    SEC FILE # BRIAN C BRODERICK/28-11136

ITEM 1:            ITEM 2:    ITEM 3:   ITEM 4:  ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------          ------------ --------- ------- --------- ----------- -------- ----------------
                                                                               VOTING AUTHORITY
                                                          INVESTMENT           ----------------
                                         FAIR   SHARES OR DISCRETION           (A)   (B)   (C)
                   TITLE OF    CUSIP    MARKET  PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER      CLASS      NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------   ------------ --------- ------- --------- --- --- --- -------- ---- ------ ----
BIOMET INC.      COMMON STOCK 090613100  299689    9310           XX                 5390
                                                                  XX     35          3920

BOTTOMLINE       COMMON STOCK 101388106  220556   22598           XX     25          8098
TECHNOLOGIES INC                                                  XX                14500

BRISTOL MYERS    COMMON STOCK 110122108  591127   23721           XX                 4321
SQUIBB CO                                                         XX     25         18800
                                                                  XX     35           600

CANADIAN         COMMON STOCK 136375102 1583067   37746           XX                15758
NATIONAL                                                          XX     25          7200
RAILWAY CO                                                        XX     35         14788

CHEVRON CORP     COMMON STOCK 166764100 2072926   31960           XX                 8100
                                                                  XX     25         17960
                                                                  XX     35          5900

CISCO SYS INC    COMMON STOCK 17275R102  531780   23141           XX                15591
                                                                  XX     25          1800
                                                                  XX     35          5750

CITIZENS         COMMON STOCK 17453B101  176370   12562           XX                12562
COMMUNICATIONS
CO

COCA COLA CO     COMMON STOCK 191216100  623286   13950           XX                 6200
                                                                  XX     25          7000
                                                                  XX     35           750

CONOCOPHILLIPS   COMMON STOCK 20825C104  321283    5397           XX                 4676
                                                                  XX     35           721

AS OF: September 30, 2006     FORM 13F                    SEC FILE # BRIAN C BRODERICK/28-11136

ITEM 1:            ITEM 2:    ITEM 3:   ITEM 4:  ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------          ------------ --------- ------- --------- ----------- -------- ----------------
                                                                               VOTING AUTHORITY
                                                          INVESTMENT           ----------------
                                         FAIR   SHARES OR DISCRETION           (A)   (B)   (C)
                   TITLE OF    CUSIP    MARKET  PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER      CLASS      NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------   ------------ --------- ------- --------- --- --- --- -------- ---- ------ ----
E I DU PONT DE   COMMON STOCK 263534109  722582   16867           XX                 8067
NEMOURS & CO                                                      XX     25          7600
                                                                  XX     35          1200

E M C CORP       COMMON STOCK 268648102  656564   54805           XX                23136
                                                                  XX     25         18400
                                                                  XX     35         13269

EMERSON          COMMON STOCK 291011104 1579084   18830           XX                 8180
ELECTRIC CO                                                       XX     25          4600
                                                                  XX     35          6050

ENCANA CORP      COMMON STOCK 292505104 1844348   39502           XX                19382
                                                                  XX     25          9300
                                                                  XX     35         10820

EXXON MOBIL CORP COMMON STOCK 30231G102 4650902   69313           XX                35857
                                                                  XX     25         22500
                                                                  XX     35         10956

FUEL CELL        COMMON STOCK 35952H106  197091   25899           XX                 9399
ENERGY INC                                                        XX     25         16500

GENERAL          COMMON STOCK 369604103 2488650   70500           XX                41850
ELECTRIC CO                                                       XX     25         17600
                                                                  XX     35         11050

INTEL            COMMON STOCK 458140100 1850724   89972           XX                42182
CORPORATION                                                       XX     25         26000
                                                                  XX     35         21790

AS OF: September 30, 2006     FORM 13F                    SEC FILE # BRIAN C BRODERICK/28-11136

ITEM 1:            ITEM 2:    ITEM 3:   ITEM 4:  ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------          -----------  --------- ------- --------- ----------- -------- ----------------
                                                                               VOTING AUTHORITY
                                                          INVESTMENT           ----------------
                                         FAIR   SHARES OR DISCRETION           (A)   (B)   (C)
                   TITLE OF    CUSIP    MARKET  PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER      CLASS      NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------   -----------  --------- ------- --------- --- --- --- -------- ---- ------ ----
JOHNSON &        COMMON STOCK 478160104 2902169   44690           XX                23715
JOHNSON                                                           XX     25         11700
                                                                  XX     35          9275

KIMBERLY CLARK   COMMON STOCK 494368103  263401    4030           XX                 4030
CORP

KOSAN            (RESTRICTED) 50064W107  289800   60000           XX     35         60000
BIOSCIENCES INC

ELI LILLY & CO.  COMMON STOCK 532457108  285000    5000           XX                 4000
                                                                  XX     25          1000

AS OF: September 30, 2006     FORM 13F                    SEC FILE # BRIAN C BRODERICK/28-11136

ITEM 1:            ITEM 2:    ITEM 3:   ITEM 4:  ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------          ------------ --------- ------- --------- ----------- -------- ----------------
                                                                               VOTING AUTHORITY
                                                          INVESTMENT           ----------------
                                         FAIR   SHARES OR DISCRETION           (A)   (B)   (C)
                   TITLE OF    CUSIP    MARKET  PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER      CLASS      NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------   ------------ --------- ------- --------- --- --- --- -------- ---- ------ ----
LINCOLN NATL     COMMON STOCK 534187109 1318890   21245           XX                 6497
CORP IND                                                          XX     25          7956
                                                                  XX     35          6792

MATRITECH INC    COMMON STOCK 576818108    8863   14298           XX                 7298
                                                                  XX     25          7000

MCDONALD'S CORP  COMMON STOCK 580135101  273840    7000           XX                 7000

MERCK & CO INC   COMMON STOCK 589331107 1039874   24818           XX                11858
                                                                  XX     25          4400
                                                                  XX     35          8560

MICROSOFT CORP   COMMON STOCK 594918104  872711   31909           XX                14109
                                                                  XX     25         11300
                                                                  XX     35          6500

MOTOROLA INC     COMMON STOCK 620076109  235000    9400           XX                 9400

NOKIA CORP ADR A COMMON STOCK 654902204  595642   30251           XX                 8151
                                                                  XX     25         14300
                                                                  XX     35          7800

NOVARTIS AG ADR  COMMON STOCK 66987V109  788063   13485           XX                 7685
                                                                  XX     25          3150
                                                                  XX     35          2650

NUVEEN QUALITY   MUTUAL FUNDS 67072C105  161135   10999           XX                10999
PFD INCOME FUND
2

ORACLE CORP      COMMON STOCK 68389X105  404011   22774           XX                 6174
                                                                  XX     25         11100
                                                                  XX     35          5500

PEPSICO INC      COMMON STOCK 713448108  681967   10450           XX                 2250
                                                                  XX     25          3100
                                                                  XX     35          5100

AS OF: September 30, 2006     FORM 13F                    SEC FILE # BRIAN C BRODERICK/28-11136

ITEM 1:            ITEM 2:    ITEM 3:   ITEM 4:  ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------          ------------ --------- ------- --------- ----------- -------- ----------------
                                                                               VOTING AUTHORITY
                                                          INVESTMENT           ----------------
                                         FAIR   SHARES OR DISCRETION           (A)   (B)   (C)
                   TITLE OF    CUSIP    MARKET  PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER      CLASS      NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------   ------------ --------- ------- --------- --- --- --- -------- ---- ------ ----
PFIZER INC       COMMON STOCK 717081103  692041   24402           XX                23402
                                                                  XX     35          1000

PROCTER &        COMMON STOCK 742718109 3220171   51955           XX                29765
GAMBLE CO                                                         XX     25         12150
                                                                  XX     35         10040

SIGMA ALDRICH    COMMON STOCK 826552101  438886    5800           XX                 5800
CORP

J M SMUCKER CO   COMMON STOCK 832696405  225365    4700           XX                  800
NEW                                                               XX     25           200
                                                                  XX     35          3700

SONOSITE INC     COMMON STOCK 83568G104  205588    7239           XX                 3824
                                                                  XX     25           450
                                                                  XX     35          2965

STATE STREET     COMMON STOCK 857477103  915970   14679           XX                 3727
CORP                                                              XX     25          4200
                                                                  XX     35          6752

3COM CORP        COMMON STOCK 885535104   46746   10600           XX                 8600
                                                                  XX     35          2000

3 M COMPANY      COMMON STOCK 88579Y101 2697130   36242           XX                23422
                                                                  XX     25          4650
                                                                  XX     35          8170

UNION PACIFIC    COMMON STOCK 907818108  233552    2654           XX                 2254
CORP                                                              XX     35           400

UNITED NATURAL   COMMON STOCK 911163103  231246    8430           XX                 3910
FOODS INC                                                         XX     25           100
                                                                  XX     35          4420

AS OF: September 30, 2006     FORM 13F                       SEC FILE # BRIAN C BRODERICK/28-11136

ITEM 1:            ITEM 2:    ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------          ------------ --------- ---------- --------- ----------- -------- ----------------
                                                                                  VOTING AUTHORITY
                                                             INVESTMENT           ----------------
                                          FAIR     SHARES OR DISCRETION           (A)   (B)   (C)
                   TITLE OF    CUSIP     MARKET    PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER      CLASS      NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------   ------------ --------- ---------- --------- --- --- --- -------- ---- ------ ----
V F CORP         COMMON STOCK 918204108     420192    5760           XX                 5760

VERISIGN INC     COMMON STOCK 92343E102     261186   12930           XX                 3830
                                                                     XX     25          5700
                                                                     XX     35          3400

WACHOVIA CORP    COMMON STOCK 929903102     446400    8000           XX                 8000
2ND NEW

WYETH            COMMON STOCK 983024100     368590    7250           XX                 2950
                                                                     XX     35          4300

ZIMMER HOLDINGS  COMMON STOCK 98956P102     272025    4030           XX                  730
INC                                                                  XX     25          2900
AGGREGATE TOTAL                         55,796,590                   XX     35           400